Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net income per Ordinary Share:
Basic (in USD per share)	$ 1.37	$ 2.00
Diluted (in USD per share)	$ 1.36	$ 1.99